Significant accounting judgements, estimates and uncertainties	12 Months Ended
Jun. 30, 2024
Significant Accounting Judgements, Estimates And Uncertainties [Abstract]
Significant accounting judgements, estimates and uncertainties	Significant accounting judgements, estimates and uncertainties
The preparation of consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Actual results could differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to the accounting estimates are recognized in the period in which the estimates are revised.

Significant areas requiring the Company to make estimates include goodwill impairment testing and recoverability of long-lived assets, business combinations, income taxes, estimated useful life of long-lived assets, internally generated development costs, the fair value of share-based payments, provision for expected credit losses, inventory obsolescence, investment tax credits receivable, warranty provision, sales returns and allowances provision, and stock rotation provision. These estimates and judgments are further discussed below:

(i)Goodwill impairment testing and recoverability of long-lived assets

Goodwill and long-lived assets are reviewed annually for impairment, or more frequently when there are indicators that impairment may have occurred, by comparing the carrying value to its recoverable amount. The recoverable amounts of the cash-generating unit was estimated based on an assessment of value in use using a discounted cash flow approach and fair value less costs to sell. The approach uses cash flow projections based upon a financial forecast approved by management, covering a four-year period. Cash flows for the years thereafter are extrapolated using the estimated terminal growth rate for value in use impairment analysis. Cash flows for the terminal period for fair value less costs to sell impairment analysis is determined using an exit multiple. The risk premiums expected by market participants related to uncertainties about the industry and assumptions relating to future cash flows may differ or change quickly, depending on economic conditions and other events.

(ii)Business combinations

In a business combination, all identifiable assets, liabilities and contingent liabilities acquired are recorded at their fair values. One of the most significant estimates relates to the determination of the fair value of these assets and liabilities. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or management may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows. The evaluations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and any changes in the discount rate applied. All acquisitions have been accounted for using the acquisition method.

Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods. The measurement period ends as soon as the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable. However, the measurement period shall not exceed one year from the acquisition date.

(iii)Income taxes

At the end of each reporting period, the Company assesses whether the realization of deferred tax benefits is sufficiently probable to recognize deferred tax assets. This assessment requires the exercise of judgment on the part of management with respect to, among other things, benefits that could be realized from available income tax strategies and future taxable income, as well as other positive and negative factors. The recorded amount of total deferred tax assets could be reduced if estimates of projected future taxable income and benefits from available income tax strategies are lowered, or if changes in current income tax regulations are enacted that impose restrictions on the timing or extent of the Company’s ability to utilize deferred tax benefits.

The Company’s effective income tax rate can vary significantly period-to-period for various reasons, including the mix and volume of business in lower income tax jurisdictions and in jurisdictions for which no deferred income tax assets have been recognized because management believed it was not probable that future taxable profit would be available against which income tax losses and deductible temporary differences could be utilized.

(iv)    Estimated useful lives of long-lived assets

Management reviews useful lives of depreciable assets at each reporting date. Management assessed that the useful lives represent the expected utilization in terms of duration of the assets to the Company. Actual utilization, however, may vary due to technical obsolescence, particularly relating to software and information technology equipment.

(v)Internally generated development costs

Management monitors the progress of internal research and development projects and uses judgment to distinguish research from the development phase. Expenditures during the research phase are expensed as incurred. Development costs are recognized as an intangible asset when the Company can demonstrate certain criteria listed in Note 2((xiv)). Otherwise, research and development costs are expensed as incurred.

(vi)Fair value of share-based payments

The fair value of all share-based payments granted are determined using the Black-Scholes option pricing model and Monte Carlo simulation which incorporates assumptions regarding risk-free interest rates, dividend yield, expected volatility, estimated forfeitures, and the expected life of the options. The Company has a significant number of share-based awards outstanding and expects to continue to make grants.

(vii)Provision for expected credit losses (“ECLs”)

The Company is exposed to credit risk associated with its trade receivables. This risk is reduced by having customers’ trade receivables insured by Export Development Canada (“EDC”) wherever possible. Management reviews the trade receivables at each reporting date in accordance with IFRS 9. The ECL model requires considerable judgment, including consideration of how changes in economic factors affect ECLs, which are determined on a probability-weighted basis. IFRS 9 outlines a three-stage approach to recognizing ECLs which is intended to reflect the increase in credit risks of a financial instrument based on 1) 12-month expected credit losses or 2) lifetime expected credit losses. The Company measures provision for ECLs at an amount equal to lifetime ECLs.
(viii)Inventory obsolescence

Inventory consists of parts and finished goods recorded at the lower of cost and net realizable value. Inventory represents a significant portion of the asset base of the Company and its value is reviewed at each reporting period. Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage or slow movement. Actual net realizable value can vary from the estimated provision.

(ix)Investment tax credits receivable

Investment tax credits are recorded based on management’s estimate that all conditions attached to its receipt have been met. The Company has significant investment tax credits receivable and expects to continue to apply for future tax credits as their research and development activities remain applicable. Therefore, the estimates related to the recoverability of these investment tax credits are important to the Company’s financial position.

(x)Warranty provision

The warranty provision represents management’s best estimate of costs of product and service warranties at the time the product is installed or delivered. Therefore, the estimates and assumptions related to costs of repairs and/or replacement costs to correct product failures impact the Company’s financial position.

(xi)Sales returns and allowances provision

The sales returns and allowances provision represent management’s best estimate of the value of the products sold in the current financial year that may be returned in a future year.

(xii)Stock rotation provision

The stock rotation provision represents management’s best estimate of the value of the products sold in the current financial year that may be rotated in a future year.

(xiii)Fair value of interest rate swaps

The estimated fair values of derivative instruments resulting in financial assets and liabilities, by their very nature, are subject to measurement uncertainty. The Company determines the fair value of interest rate swaps based on the present value of projected future cash flows using the implied zero-coupon forward swap yield curve. The change in the difference between the discounted cash flow streams for the hedged item and the hedging item is deemed to be hedge ineffectiveness and is recorded in the consolidated statements of loss and comprehensive loss. The fair value of the interest rate swap is based on forward yield curves, which are observable inputs provided by banks and available in other public data sources and are classified within Level 2.

(xiv)Contract costs

Contract costs include customer acquisition costs, which consist primarily of sales commissions paid to sales personnel. These costs are deferred as a contract cost asset as they are considered to be incremental costs incurred to obtain a customer contract and amortized on a straight-line basis over a period consistent with the pattern of transfer of the products and services to which the asset relate, including specifically identifiable expected renewals. The Company has determined this to be an average of 4.2 years. The Company uses judgement to determine the period of benefit by taking into consideration its customer contracts and customer life, life of its revenue generating platform technology and other factors.